Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement
Sales revenue	$ 66,849	$ 119,325
Cost of goods sold	24,260	47,823
Gross Margin	42,589	71,502
Operating Expenses:
Stock-based compensation expense	697,523	904,125
Professional fees	369,212	207,892
Salary and wages expense	230,176	491,223
General and administrative	347,514	231,033
Total Operating Expenses	1,644,425	1,834,273
Loss from Operations	(1,601,836)	(1,762,771)
Other expense:
Interest expense	(46,094)	(6,344)
Interest expense - debt discount and loan financing fees	(612,679)	(85,250)
Penalties	(78,771)
Impairment loss on investment	(1,049,475)	(1,846,515)
Loss on issuance of convertible debt	(1,214,985)	(152,966)
Gain on forgiveness of debt	15,000
Loss on fixed asset and intangible assets	(258,766)
Loss on investment		(4,010)
Total other expense	(3,245,770)	(2,095,085)
Loss before provision for income taxes	(4,847,606)	(3,857,856)
Provision for income taxes
Net loss	$ (4,847,606)	$ (3,857,856)
Basic and diluted loss per common share	$ (0.22)	$ (0.31)
Weighted average number of common shares outstanding	21,993,441	12,563,717